Stock Plans - Stock based compensation plans (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	112		104		90
Tax benefit recognized in income	24		27		26
Share based payment award, options, additional disclosures [Abstract]
Entity's closing stock price at end of period (in dollars per share)	80.15
Total intrinsic value	122		125		93
Cash received upon exercise of options	68		87		53
Related excess tax benefit realized	9		28		20
Stock price volatility [Abstract]
Amount of increase in Company's stock price used for sensitivity analysis which would impact stock based compensation expense for cash settlement awards	1
Amount of increase in Company's stock based compensation expense if stock price increased by $1	3
Amount of decrease in Company's stock price used for sensitivity analysis which would reduce stock based compensation expense for cash settlement awards	1
Amount of reduction in Company's stock based compensation expense if stock price decreased by $1	4
Cash settlement awards [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	102		95		76
Cash settlement awards [Member] | RSUs [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	81		77		43
Units granted during the period (in shares)	0.5		0.5		0.9
The number of years in the plan period prior to payout of the units (in years)	3
Minimum performance vesting factor range, based on return on invested capital (in hundredths)	0.00%
Maximum performance vesting factor range, based on return on invested capital (in hundredths)	150.00%
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Number of units remained authorized for future issuance under plan (in shares)	0.2
Number of last months in period for calculating average stock price used in determining if payout condition is met (in months)	3
Suspended RSU payout to former CEO pending on legal proceedings	18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	1.3
Units granted during the period (in shares)	0.5		0.5		0.9
Vested during year (in shares)	(0.9)
Ending shares outstanding non vested (in shares)	0.9		1.3
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	0.7
Granted (Payout) (in shares)	(0.7)
Vested (in shares)	0.9
Ending shares outstanding vested	0.9		0.7
Cash settlement awards [Member] | Voluntary incentive deferral plan [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	21		18		33
Units granted during the period (in shares)	0
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Percentage of additional units to be granted by the Company to senior management for amount elected (in hundredths)	25.00%
The number of years in the plan period over which amounts elected in units will vest	4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	0
Units granted during the period (in shares)	0
Vested during year (in shares)	0
Ending shares outstanding non vested (in shares)	0		0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	1.5
Granted (Payout) (in shares)	(0.1)
Vested (in shares)	0
Ending shares outstanding vested	1.4		1.5
Stock option awards [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	10		9		14
Number of units remained authorized for future issuance under plan (in shares)	11.0
The number of years in the plan period over which amounts elected in units will vest	over a period of four years of
Share-based compensation arrangement by share-based payment award, options, general and additional disclosures [Abstract]
Maximum period from grant date in which stock options are exercisable (in years)	10
Period of time (in months) options are generally not exercisable	12
Conventional stock options company granted to designated senior management employees during period (in shares)	0.6		0.7		1.2
Total number of conventional stock options outstanding at end of period (in shares)	5.3
Total number of performance-accelerated stock options outstanding at end of period (in shares)	1.6
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	8.9	[1]
Granted (in shares)	0.6		0.7		1.2
Exercised (in shares)	(2.6)
Options outstanding at end of period (in shares)	6.9	[1]	8.9	[1]
Options exercisable at end of period (in shares)	4.9	[1]
Share base payment award, options outstanding-Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)	2.3	[1]
Granted (in shares)	0.6
Vested (in shares)	(0.9)
Nonvested options outstanding at end of period (in shares)	2.0	[1]	2.3	[1]
Share based payment award, options, additional disclosures [Abstract]
Weighted average exercise price per share of options outstanding at beginning of period	34.23	[1]
Weighted average exercise price per share of options granted during period	68.94
Weighted average exercise price per share of options exercised during period	26.94
Weighted average exercise price per share of options outstanding at end of period	40.80	[1]	34.23	[1]
Weighted average exercise price per share of options exercisable at end of period	35.58	[1]
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	12.80	[1]
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	15.66
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	12.83
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	13.71	[1]	12.80	[1]

[1]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.